Commitments and Contingencies (Legal Proceedings) (Narrative) (Details) - Tampa Electric $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023	Dec. 31, 2024 USD ($)
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 17		$ 12
Maximum
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage	11.25%	11.25%